Salaries and benefits (Tables)	12 Months Ended
Jun. 30, 2026
Retirement Benefits [Abstract]
Schedule of employee welfare benefits expenses

The following table presents the Company’s employee welfare benefits expenses:

	Years Ended June 30,
	2026	2025	2024
	US $	US$	US$

Wages and salaries	540,777	950,569	3,328,319
Benefits	302,422	362,789	446,045
Pensions-defined contribution	147,129	256,411	271,328
	990,328	1,569,769	4,045,692